Fair Value Measurement (Assets Measured at Fair Value on A Nonrecurring Basis) (Details) - Fair Value, Measurements, Nonrecurring [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Fair Value of Financial Instruments [Line Items]
Assets, fair value	$ 35,964	$ 38,837
Losses of assets fair value, measured on non-recurring basis	88,045	448
Intangible assets, net [Member]
Fair Value of Financial Instruments [Line Items]
Assets, fair value	8,460	12,335
Losses of assets fair value, measured on non-recurring basis	4,575	448
Goodwill [Member]
Fair Value of Financial Instruments [Line Items]
Assets, fair value	27,504	26,502
Losses of assets fair value, measured on non-recurring basis	83,470	0
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Fair Value of Financial Instruments [Line Items]
Assets, fair value	0	0
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Intangible assets, net [Member]
Fair Value of Financial Instruments [Line Items]
Assets, fair value	0	0
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Goodwill [Member]
Fair Value of Financial Instruments [Line Items]
Assets, fair value	0	0
Significant Other Observable Inputs (Level 2) [Member]
Fair Value of Financial Instruments [Line Items]
Assets, fair value	0	0
Significant Other Observable Inputs (Level 2) [Member] | Intangible assets, net [Member]
Fair Value of Financial Instruments [Line Items]
Assets, fair value	0	0
Significant Other Observable Inputs (Level 2) [Member] | Goodwill [Member]
Fair Value of Financial Instruments [Line Items]
Assets, fair value	0	0
Significant Unobservable Inputs (Level 3) [Member]
Fair Value of Financial Instruments [Line Items]
Assets, fair value	35,964	38,837
Significant Unobservable Inputs (Level 3) [Member] | Intangible assets, net [Member]
Fair Value of Financial Instruments [Line Items]
Assets, fair value	8,460	12,335
Significant Unobservable Inputs (Level 3) [Member] | Goodwill [Member]
Fair Value of Financial Instruments [Line Items]
Assets, fair value	$ 27,504	$ 26,502